Note 23 - Share Capital	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
23.
SHARE CAPITAL

(a)	Authorized and issued capital

The Company has unlimited authorized common shares with
no
par value.

The movement in the Company's issued and outstanding capital during the year is summarized in the consolidated statements of changes in equity.

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Number of Shares	Net Proceeds	Number of Shares	Net Proceeds
ATM program (1)	5,654,338	$67,892	11,172,982	$81,916
Prospectus offering (2)	5,000,000	58,240	—	—
	10,654,338	$126,132	11,172,982	$81,916

(1)
In
December 2018,
and subsequently amended in
August 2019
and
June 2020,
the Company filed prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may,
at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to
$200.0
million. The sale of common shares is to be made through “at-the-market distributions” ("ATM"), as defined in the Canadian Securities Administrators' National Instrument
44
-
102
Shelf Distributions, directly on the New York Stock Exchange. During the year ended
December 31, 2020,
First Majestic sold
5,654,338
common shares (
December 31, 2019 -
11,172,982
common shares) of the Company under the ATM program at an average price of
$12.31
(
2019
-
$7.55
) for gross proceeds of
$69.6
million (
December 31, 2019 -
$84.4
million), or net proceeds of
$67.9
million (
December 31, 2019 -
$81.9
million) after costs. At
December 31, 2020,
the Company completed
$154.0
million of the ATM program and the remaining
$46.0
million balance of the program has been cancelled.

(2)
In
September 2020,
the Company completed a bought deal prospectus offering to sell
5,000,000
common shares at a price of
$11.82
(
CAD$15.60
) per common share for gross proceeds of
$59.1
million (
CAD$78.1
million), or net proceeds of
$58.2
million after costs.

(b)	Stock options

Under the terms of the Company's
2020
Long-Term Incentive Plan ("LTIP"), the maximum number of shares reserved for issuance under the LTIP is
8%
of the issued shares on a rolling basis. Options
may
be exercisable over periods of up to
ten
years as determined by the Board of Directors of the Company and the exercise price shall not
be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval. All stock options granted are subject to vesting with
25%
vesting on
first
anniversary from the date of grant, and
25%
vesting each
six
months thereafter.

The following table summarizes information about stock options outstanding as at
December
31,
2020:

			Options Outstanding			Options Exercisable
Exercise prices (CAD$)			Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
4.80	-	10.00	2,821,206	8.60	7.70	1,323,015	8.67	7.07
10.01	-	15.00	3,276,063	12.23	4.96	1,833,567	11.12	1.46
15.01	-	20.00	831,928	15.95	7.59	117,232	16.04	1.14
20.01	-	126.01	144,895	53.85	0.68	144,895	53.85	0.68
			7,074,092	12.07	6.27	3,418,709	12.15	3.59

The movements in stock options issued during the years ended
December 31, 2020
and
2019
are summarized as follows:

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the year	7,583,439	10.70	9,266,098	10.76
Granted	2,621,924	13.46	2,601,680	8.83
Exercised	(2,473,926)	7.50	(2,918,518)	7.54
Cancelled or expired	(657,345)	18.96	(1,365,821)	14.31
Balance, end of the year	7,074,092	12.07	7,583,439	10.70

During the year ended
December
31,
2020,
the aggregate fair value of stock options granted was
$12.1
million (
December
31,
2019
-
$8.5
 million), or a weighted average fair value of
$4.63
per stock option granted (
December 31, 2019 -
$3.26
).

During the year ended
December
31,
2020,
total share-based payments expense related to stock options was
$7.0
million (
2019
-
$6.5
million).

The following weighted average assumptions were used in estimating the fair value of stock options granted using the Black-Scholes Option Pricing Model:

		Year Ended	Year Ended
Assumption	Based on	December 31, 2020	December 31, 2019
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options' expected life	1.03	2.01
Expected life (years)	Average of the expected vesting term and expiry term of the option	5.83	5.80
Expected volatility (%)	Historical and implied volatility of the precious metals mining sector	49.00	51.29
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	—	—

The weighted average closing share price at date of exercise for the year ended
December
31,
2020
was
CAD$15.61
(
December
31,
2019
-
CAD$12.81
).

(c)	Restricted Share Units

The Company adopted the
2019
LTIP to allow the Company to grant to its directors, employees and consultants non-transferable Restricted Share Units ("RSU's") based on the value of the Company's share price at the date of grant. Unless otherwise stated, the awards typically have a graded vesting schedule over a three
-year period and can be settled either in cash or equity upon vesting at the discretion of the Company. The Company intends to settle all RSU's in equity.

The associated compensation cost is recorded as share-based payments expense against equity reserves.

The following table summarizes the changes in RSU's for the years ended
December
31,
2020
and
2019:

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	128,944	10.36	—	—
Granted	211,192	15.72	274,520	9.67
Settled	(127,000)	10.32	(145,576)	9.06
Forfeited	(28,653)	15.93	—	—
Outstanding, end of the year	184,483	15.66	128,944	10.36

During the year ended
December
31,
2020,
total share-based payments expense related to RSUs was
$0.8
million (
2019
-
$1.8
million).

The Company adopted the
2019
LTIP to allow the Company to grant to its directors, employees and consultants non-transferable Performance Share Units ("PSU's"). The amount of units to be issued on the vesting date will vary from
0%
to
200%
of the number of PSU's granted, depending on the Company's total shareholder return compared to the return of a selected group of peer companies. Unless otherwise stated, the awards typically vest three
years from the grant date. The fair value of a PSU based on the value of the Company's share price at the date of grant and will be adjusted based on actual units issued on the vesting date. The Company intends to settle all PSU's in equity.

The following table summarizes the changes in PSU's granted to employees and consultants for the year ended
December
31,
2020:

	Year Ended December 31, 2020
	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	—	—
Granted	122,575	15.65
Forfeited	(13,540)	(15.93)
Outstanding, end of the year	109,035	19.57

During the year ended
December
31,
2020,
total share-based payments expense related to PSUs was
$0.5
million (
2019
-
$nil
).

(e)	Share Repurchase Program

The Company has an ongoing share repurchase program to repurchase up to
5%
of the Company's issued and outstanding shares. The normal course issuer bids will be carried through the facilities of the Toronto Stock Exchange and alternative Canadian marketplaces. During the year ended
December
31,
2020,
the Company repurchased and cancelled
275,000
common shares for a total consideration of
$1.7
million through a normal course issuer bid in the open market as approved by the Toronto Stock Exchange.
No
shares were repurchased during the year ended
December
31,
2019.